Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2019
Distribution Date	08/15/19
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$27,783,792.62	0.7724157	$-	-	$27,783,792.62
Total Securities	$27,783,792.62	0.0237657	$-	-	$27,783,792.62

Weighted Avg. Coupon (WAC)	3.28%		3.32%
Weighted Avg. Remaining Maturity (WARM)	14.82		14.28
Pool Receivables Balance	$69,714,856.30		$61,708,684.78
Remaining Number of Receivables	17,767		16,464

Adjusted Pool Balance	$68,552,038.09		$60,708,263.49

III. COLLECTIONS

Principal:
Principal Collections	$7,902,719.93
Repurchased Contract Proceeds Related to Principal	$16,674,782.64
Recoveries/Liquidation Proceeds	$124,192.83
Total Principal Collections	$24,701,695.40

Interest:
Interest Collections	$190,037.28
Late Fees & Other Charges	$27,163.76
Interest on Repurchase Principal	$-
Total Interest Collections	$217,201.04

Collection Account Interest	$13,239.99
Reserve Account Interest	$5,742.81
Servicer Advances	$-

Total Collections	$24,937,879.24

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2019
Distribution Date	08/15/19
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$24,937,879.24
Reserve Account Release	$2,997,665.11
Reserve Account Draw	$-
Total Available for Distribution	$27,935,544.35

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$58,095.71	$-	$58,095.71	58,095.71
Collection Account Interest					$13,239.99
Late Fees & Other Charges					$27,163.76
Total due to Servicer					$98,499.46

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	0.00

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$-		$-	0.00

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$53,252.27		$53,252.27	53,252.27

Available Funds Remaining:					$27,783,792.62

7. Regular Principal Distribution Amount:					27,783,792.62

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$7,843,774.60		$27,783,792.62
Total Noteholders Principal		$7,843,774.60		$27,783,792.62

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,162,818.21
Beginning Period Amount	$1,162,818.21
Current Period Amortization	$162,396.92
Ending Period Required Amount	$1,000,421.29
Ending Period Amount	$1,000,421.29
Next Distribution Date Required Amount	$855,456.65

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2019
Distribution Date	08/15/19
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$2,997,665.11
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$60,708,263.49	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	5.06%	3.40%
Overcollateralization as a % of Current Adjusted Pool	59.47%	100.00%	67.15%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.78%	16,099	96.26%	$59,401,173.10
30 - 60 Days	1.70%	280	2.81%	$1,736,682.40
61 - 90 Days	0.44%	73	0.82%	$506,216.76
91-120 Days	0.07%	12	0.10%	$64,612.52
121 + Days	0.00%	0	0.00%	$-
Total		16,464		$61,708,684.78

Delinquent Receivables 30+ Days Past Due
Current Period	2.22%	365	3.74%	$2,307,511.68
1st Preceding Collection Period	2.05%	364	3.53%	$2,463,255.71
2nd Preceding Collection Period	1.80%	342	3.12%	$2,446,628.91
3rd Preceding Collection Period	1.63%	329	2.89%	$2,539,424.45
Four-Month Average	1.92%		3.32%

Repossession in Current Period		13		$65,039.92
Repossession Inventory		50		$54,208.00

Current Charge-Offs
Gross Principal of Charge-Offs				$103,451.59
Recoveries				$(124,192.83)
Net Loss				$(20,741.24)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.36%

Average Pool Balance for Current Period				$65,711,770.54

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.38%
1st Preceding Collection Period				-0.74%
2nd Preceding Collection Period				-0.92%
3rd Preceding Collection Period				0.14%
Four-Month Average				-0.47%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		14	2,901	$41,412,614.95
Recoveries		10	2,701	$(24,110,672.65)
Net Loss				$17,301,942.30
Cumulative Net Loss as a % of Initial Pool Balance				1.40%

Net Loss for Receivables that have experienced a Net Loss *		9	2,201	$17,402,526.88
Average Net Loss for Receivables that have experienced a Net Loss				$7,906.65

Principal Balance of Extensions				$354,315.97
Number of Extensions				44

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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